INCOME TAX (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Current:
Federal
Deferred taxes (benefit):
Federal	(90,000)	(33,000)
State	(47,000)	(29,000)
Income tax provision (benefit)	$ (137,000)	$ (62,000)